LEASE OBLIGATIONS (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Leases [Abstract]
2025	$ 5,000
2026	5,000
2027	4,000
2028
2029
Thereafter
Total undiscounted finance lease payments	14,000
Less: imputed interest	(1,000)
Present value of finance lease liabilities	$ 13,000	$ 36,000